Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
VOYAGE REVENUES	$ 804,061	$ 889,566	$ 860,400
EXPENSES:
Voyage expenses	152,875	155,724	209,890
Charter hire expense	17,966	24,680	32,774
Vessel operating expenses	198,049	194,914	190,268
Depreciation and amortization	159,902	144,241	140,821
General and administrative expenses	45,373	33,339	29,854
(Gain) Loss on sale of vessels (Note 4)	(48,662)	(81,198)	440
Impairment charges (Note 4)	0	26,367	0
Total expenses	525,503	498,067	604,047
Operating income	278,558	391,499	256,353
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(112,151)	(100,821)	(50,253)
Interest income	15,124	14,582	2,000
Other, net	99	(176)	366
Total other expenses, net	(96,928)	(86,415)	(47,887)
Net income	181,630	305,084	208,466
Less: Net income attributable to the non-controlling interest	(5,399)	(4,902)	(4,232)
Net income attributable to Tsakos Energy Navigation Limited	176,231	300,182	204,234
Effect of preferred dividends (Note 10)	(27,000)	(30,184)	(34,724)
Deemed dividend on Series D Preferred Shares (Note 10)	0	(3,256)	0
Undistributed Income to Series G participants	0	0	(1,250)
Undistributed income allocated to non-vested restricted common stock (Note 10)	(959)	0	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 148,272	$ 266,742	$ 168,260
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common stockholders	$ 5.03	$ 9.04	$ 6.02
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 5.03	$ 9.04	$ 6.01
Weighted average number of shares, basic	29,505,603	29,505,603	27,970,799
Weighted average number of shares, diluted	29,505,603	29,505,603	28,188,064